Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 32,407	¥ 39,222
Additions	12,285	13,495
Transferred to property, plant and equipment	(11,813)	(11,276)
Transferred to right-of-use assets	(515)	(8,659)
Transferred to others	(517)	(375)
Ending balance	31,847	32,407
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,342	30,919
Additions	10,464	8,858
Transferred to property, plant and equipment	(9,230)	(4,216)
Transferred to right-of-use assets	(454)	(6,219)
Transferred to others	0	0
Ending balance	30,122	29,342
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,065	8,303
Additions	1,821	4,637
Transferred to property, plant and equipment	(2,583)	(7,060)
Transferred to right-of-use assets	(61)	(2,440)
Transferred to others	(517)	(375)
Ending balance	¥ 1,725	¥ 3,065